Document and Entity Information	Mar. 28, 2019
Document And Entity Information
Document Type	497
Document Period End Date	Mar. 28, 2019
Entity Registrant Name	UNIFIED SERIES TRUST
Entity Central Index Key	0001199046
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 28, 2019
Document Effective Date	Mar. 28, 2019
Prospectus Date	Mar. 28, 2019